SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net Loss	$ (308,081)	$ (222,696)	$ 4,103,067	$ (501,295)
Amortization of Debt Discounts			9,543
Interest Expense			14,450
Change in Derivative Liabilities
Adjusted Net Loss	$ (308,081)	$ (222,696)	$ 4,127,060	$ (501,295)
Basic Weighted Average Number of Shares Outstanding during Period	12,475,345	3,531,111	5,640,991	1,893,001
Dilutive Shares			$ 26,534,773
Diluted Weighted Average Number of Shares Outstanding during Period	12,475,345	3,531,111	32,175,764	1,893,001
Diluted Net Loss per Share	$ (0.02)	$ (0.06)	$ 0.13	$ (0.26)